UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Strategic Real Return Fund Fidelity® Strategic Real Return Fund : FSRRX

This annual shareholder report contains information about Fidelity® Strategic Real Return Fund for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Strategic Real Return Fund	$ 72	0.70%
What affected the Fund's performance this period?

•For the 12 months ending September 30, 2025, capital markets broadly advanced, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the resumption of policy interest-rate cuts by the U.S. Federal Reserve in September.
•Against this backdrop, relative to the benchmark Fidelity Strategic Real Return Composite IndexSM, the fund benefited from favorable security selection, while asset class positioning also boosted the portfolio's result.
•Solid picks among commodity equities - especially among metals & mining stocks - as well as real estate income securities, most notably among commercial mortgage-backed securities and preferred stocks, contributed to the fund's performance compared with the index.
•A small out-of-index stake in infrastructure stocks also added value, while investment choices in the asset class, particularly within the semiconductors & semiconductor equipment and oil, gas & consumable fuels segments, also helped.
•In contrast, picks among real estate investment trust equities detracted a bit, although a beneficial underweight in the category aided relative performance.
•We implemented no shifts to the portfolio's target allocations during the fiscal year, as we remained comfortable with its existing positioning. Actual allocations, however, may fluctuate as a result of market movements.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2015 through September 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Strategic Real Return Fund	6.53%	7.40%	4.96%
Fidelity Strategic Real Return Composite Index℠	5.92%	7.11%	4.86%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index	3.79%	1.42%	3.01%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$488,966,379
Number of Holdings	400
Total Advisory Fee	$3,291,988
Portfolio Turnover	29%
What did the Fund invest in?
(as of September 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 23.9
AAA - 0.0
AA - 0.0
A - 0.6
BBB - 2.8
BB - 5.7
B - 15.6
CCC,CC,C - 2.3
Not Rated - 5.1
Equities - 41.2
Short-Term Investments and Net Other Assets (Liabilities) - 2.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Floating-Rate debt - 24.9
Inflation-Protected Debt - 23.6
Commodities & Related Investments - 14.8
Commodity Equities - 14.5
Real Estate Income - 11.6
REITs - 9.0
Global Infrastructure Equities - 1.2
Gold-Miners Equities - 0.0
MLPs - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.5
Canada - 3.5
United Kingdom - 1.1
Brazil - 1.0
Australia - 0.6
China - 0.4
Chile - 0.4
South Africa - 0.4
Finland - 0.3
Others - 1.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	19.1
Fidelity Commodity Strategy Central Fund	14.5
US Treasury Bonds	4.8
Exxon Mobil Corp	1.3
Corteva Inc	1.0
Prologis Inc	0.9
Equinix Inc	0.9
Chevron Corp	0.9
Nutrien Ltd	0.7
Ventas Inc	0.7
44.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913757.101    1505-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Strategic Real Return Fund Fidelity Advisor® Strategic Real Return Fund Class Z : FIQDX

This annual shareholder report contains information about Fidelity® Strategic Real Return Fund for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 63	0.61%
What affected the Fund's performance this period?

•For the 12 months ending September 30, 2025, capital markets broadly advanced, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the resumption of policy interest-rate cuts by the U.S. Federal Reserve in September.
•Against this backdrop, relative to the benchmark Fidelity Strategic Real Return Composite IndexSM, the fund benefited from favorable security selection, while asset class positioning also boosted the portfolio's result.
•Solid picks among commodity equities - especially among metals & mining stocks - as well as real estate income securities, most notably among commercial mortgage-backed securities and preferred stocks, contributed to the fund's performance compared with the index.
•A small out-of-index stake in infrastructure stocks also added value, while investment choices in the asset class, particularly within the semiconductors & semiconductor equipment and oil, gas & consumable fuels segments, also helped.
•In contrast, picks among real estate investment trust equities detracted a bit, although a beneficial underweight in the category aided relative performance.
•We implemented no shifts to the portfolio's target allocations during the fiscal year, as we remained comfortable with its existing positioning. Actual allocations, however, may fluctuate as a result of market movements.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through September 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	6.58%	7.50%	5.57%
Fidelity Strategic Real Return Composite Index℠	5.92%	7.11%	5.53%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index	3.79%	1.42%	3.43%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	2.06%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$488,966,379
Number of Holdings	400
Total Advisory Fee	$3,291,988
Portfolio Turnover	29%
What did the Fund invest in?
(as of September 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 23.9
AAA - 0.0
AA - 0.0
A - 0.6
BBB - 2.8
BB - 5.7
B - 15.6
CCC,CC,C - 2.3
Not Rated - 5.1
Equities - 41.2
Short-Term Investments and Net Other Assets (Liabilities) - 2.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Floating-Rate debt - 24.9
Inflation-Protected Debt - 23.6
Commodities & Related Investments - 14.8
Commodity Equities - 14.5
Real Estate Income - 11.6
REITs - 9.0
Global Infrastructure Equities - 1.2
Gold-Miners Equities - 0.0
MLPs - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.5
Canada - 3.5
United Kingdom - 1.1
Brazil - 1.0
Australia - 0.6
China - 0.4
Chile - 0.4
South Africa - 0.4
Finland - 0.3
Others - 1.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	19.1
Fidelity Commodity Strategy Central Fund	14.5
US Treasury Bonds	4.8
Exxon Mobil Corp	1.3
Corteva Inc	1.0
Prologis Inc	0.9
Equinix Inc	0.9
Chevron Corp	0.9
Nutrien Ltd	0.7
Ventas Inc	0.7
44.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913758.101    3262-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Strategic Real Return Fund Fidelity Advisor® Strategic Real Return Fund Class M : FSRTX

This annual shareholder report contains information about Fidelity® Strategic Real Return Fund for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 98	0.95%
What affected the Fund's performance this period?

•For the 12 months ending September 30, 2025, capital markets broadly advanced, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the resumption of policy interest-rate cuts by the U.S. Federal Reserve in September.
•Against this backdrop, relative to the benchmark Fidelity Strategic Real Return Composite IndexSM, the fund benefited from favorable security selection, while asset class positioning also boosted the portfolio's result.
•Solid picks among commodity equities - especially among metals & mining stocks - as well as real estate income securities, most notably among commercial mortgage-backed securities and preferred stocks, contributed to the fund's performance compared with the index.
•A small out-of-index stake in infrastructure stocks also added value, while investment choices in the asset class, particularly within the semiconductors & semiconductor equipment and oil, gas & consumable fuels segments, also helped.
•In contrast, picks among real estate investment trust equities detracted a bit, although a beneficial underweight in the category aided relative performance.
•We implemented no shifts to the portfolio's target allocations during the fiscal year, as we remained comfortable with its existing positioning. Actual allocations, however, may fluctuate as a result of market movements.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2015 through September 30, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 4.00% sales charge)	2.02%	6.26%	4.26%
Class M (without 4.00% sales charge)	6.27%	7.13%	4.69%
Fidelity Strategic Real Return Composite Index℠	5.92%	7.11%	4.86%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index	3.79%	1.42%	3.01%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$488,966,379
Number of Holdings	400
Total Advisory Fee	$3,291,988
Portfolio Turnover	29%
What did the Fund invest in?
(as of September 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 23.9
AAA - 0.0
AA - 0.0
A - 0.6
BBB - 2.8
BB - 5.7
B - 15.6
CCC,CC,C - 2.3
Not Rated - 5.1
Equities - 41.2
Short-Term Investments and Net Other Assets (Liabilities) - 2.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Floating-Rate debt - 24.9
Inflation-Protected Debt - 23.6
Commodities & Related Investments - 14.8
Commodity Equities - 14.5
Real Estate Income - 11.6
REITs - 9.0
Global Infrastructure Equities - 1.2
Gold-Miners Equities - 0.0
MLPs - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.5
Canada - 3.5
United Kingdom - 1.1
Brazil - 1.0
Australia - 0.6
China - 0.4
Chile - 0.4
South Africa - 0.4
Finland - 0.3
Others - 1.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	19.1
Fidelity Commodity Strategy Central Fund	14.5
US Treasury Bonds	4.8
Exxon Mobil Corp	1.3
Corteva Inc	1.0
Prologis Inc	0.9
Equinix Inc	0.9
Chevron Corp	0.9
Nutrien Ltd	0.7
Ventas Inc	0.7
44.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913755.101    1489-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Strategic Real Return Fund Fidelity® Strategic Real Return Fund Class K6 : FSRKX

This annual shareholder report contains information about Fidelity® Strategic Real Return Fund for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 53	0.51%
What affected the Fund's performance this period?

•For the 12 months ending September 30, 2025, capital markets broadly advanced, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the resumption of policy interest-rate cuts by the U.S. Federal Reserve in September.
•Against this backdrop, relative to the benchmark Fidelity Strategic Real Return Composite IndexSM, the fund benefited from favorable security selection, while asset class positioning also boosted the portfolio's result.
•Solid picks among commodity equities - especially among metals & mining stocks - as well as real estate income securities, most notably among commercial mortgage-backed securities and preferred stocks, contributed to the fund's performance compared with the index.
•A small out-of-index stake in infrastructure stocks also added value, while investment choices in the asset class, particularly within the semiconductors & semiconductor equipment and oil, gas & consumable fuels segments, also helped.
•In contrast, picks among real estate investment trust equities detracted a bit, although a beneficial underweight in the category aided relative performance.
•We implemented no shifts to the portfolio's target allocations during the fiscal year, as we remained comfortable with its existing positioning. Actual allocations, however, may fluctuate as a result of market movements.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 8, 2019 through September 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	6.82%	7.60%	6.17%
Fidelity Strategic Real Return Composite Index℠	5.92%	7.11%	5.83%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index	3.79%	1.42%	2.71%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	0.65%
A   From October 8, 2019

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$488,966,379
Number of Holdings	400
Total Advisory Fee	$3,291,988
Portfolio Turnover	29%
What did the Fund invest in?
(as of September 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 23.9
AAA - 0.0
AA - 0.0
A - 0.6
BBB - 2.8
BB - 5.7
B - 15.6
CCC,CC,C - 2.3
Not Rated - 5.1
Equities - 41.2
Short-Term Investments and Net Other Assets (Liabilities) - 2.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Floating-Rate debt - 24.9
Inflation-Protected Debt - 23.6
Commodities & Related Investments - 14.8
Commodity Equities - 14.5
Real Estate Income - 11.6
REITs - 9.0
Global Infrastructure Equities - 1.2
Gold-Miners Equities - 0.0
MLPs - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.5
Canada - 3.5
United Kingdom - 1.1
Brazil - 1.0
Australia - 0.6
China - 0.4
Chile - 0.4
South Africa - 0.4
Finland - 0.3
Others - 1.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	19.1
Fidelity Commodity Strategy Central Fund	14.5
US Treasury Bonds	4.8
Exxon Mobil Corp	1.3
Corteva Inc	1.0
Prologis Inc	0.9
Equinix Inc	0.9
Chevron Corp	0.9
Nutrien Ltd	0.7
Ventas Inc	0.7
44.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913759.101    5020-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Strategic Real Return Fund Fidelity Advisor® Strategic Real Return Fund Class I : FSIRX

This annual shareholder report contains information about Fidelity® Strategic Real Return Fund for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 72	0.70%
What affected the Fund's performance this period?

•For the 12 months ending September 30, 2025, capital markets broadly advanced, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the resumption of policy interest-rate cuts by the U.S. Federal Reserve in September.
•Against this backdrop, relative to the benchmark Fidelity Strategic Real Return Composite IndexSM, the fund benefited from favorable security selection, while asset class positioning also boosted the portfolio's result.
•Solid picks among commodity equities - especially among metals & mining stocks - as well as real estate income securities, most notably among commercial mortgage-backed securities and preferred stocks, contributed to the fund's performance compared with the index.
•A small out-of-index stake in infrastructure stocks also added value, while investment choices in the asset class, particularly within the semiconductors & semiconductor equipment and oil, gas & consumable fuels segments, also helped.
•In contrast, picks among real estate investment trust equities detracted a bit, although a beneficial underweight in the category aided relative performance.
•We implemented no shifts to the portfolio's target allocations during the fiscal year, as we remained comfortable with its existing positioning. Actual allocations, however, may fluctuate as a result of market movements.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2015 through September 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	6.43%	7.39%	4.97%
Fidelity Strategic Real Return Composite Index℠	5.92%	7.11%	4.86%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index	3.79%	1.42%	3.01%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$488,966,379
Number of Holdings	400
Total Advisory Fee	$3,291,988
Portfolio Turnover	29%
What did the Fund invest in?
(as of September 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 23.9
AAA - 0.0
AA - 0.0
A - 0.6
BBB - 2.8
BB - 5.7
B - 15.6
CCC,CC,C - 2.3
Not Rated - 5.1
Equities - 41.2
Short-Term Investments and Net Other Assets (Liabilities) - 2.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Floating-Rate debt - 24.9
Inflation-Protected Debt - 23.6
Commodities & Related Investments - 14.8
Commodity Equities - 14.5
Real Estate Income - 11.6
REITs - 9.0
Global Infrastructure Equities - 1.2
Gold-Miners Equities - 0.0
MLPs - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.5
Canada - 3.5
United Kingdom - 1.1
Brazil - 1.0
Australia - 0.6
China - 0.4
Chile - 0.4
South Africa - 0.4
Finland - 0.3
Others - 1.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	19.1
Fidelity Commodity Strategy Central Fund	14.5
US Treasury Bonds	4.8
Exxon Mobil Corp	1.3
Corteva Inc	1.0
Prologis Inc	0.9
Equinix Inc	0.9
Chevron Corp	0.9
Nutrien Ltd	0.7
Ventas Inc	0.7
44.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913756.101    1490-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Strategic Real Return Fund Fidelity Advisor® Strategic Real Return Fund Class C : FCSRX

This annual shareholder report contains information about Fidelity® Strategic Real Return Fund for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 175	1.70%
What affected the Fund's performance this period?

•For the 12 months ending September 30, 2025, capital markets broadly advanced, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the resumption of policy interest-rate cuts by the U.S. Federal Reserve in September.
•Against this backdrop, relative to the benchmark Fidelity Strategic Real Return Composite IndexSM, the fund benefited from favorable security selection, while asset class positioning also boosted the portfolio's result.
•Solid picks among commodity equities - especially among metals & mining stocks - as well as real estate income securities, most notably among commercial mortgage-backed securities and preferred stocks, contributed to the fund's performance compared with the index.
•A small out-of-index stake in infrastructure stocks also added value, while investment choices in the asset class, particularly within the semiconductors & semiconductor equipment and oil, gas & consumable fuels segments, also helped.
•In contrast, picks among real estate investment trust equities detracted a bit, although a beneficial underweight in the category aided relative performance.
•We implemented no shifts to the portfolio's target allocations during the fiscal year, as we remained comfortable with its existing positioning. Actual allocations, however, may fluctuate as a result of market movements.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2015 through September 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	4.44%	6.31%	4.07%
Class C	5.44%	6.31%	4.07%
Fidelity Strategic Real Return Composite Index℠	5.92%	7.11%	4.86%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index	3.79%	1.42%	3.01%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$488,966,379
Number of Holdings	400
Total Advisory Fee	$3,291,988
Portfolio Turnover	29%
What did the Fund invest in?
(as of September 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 23.9
AAA - 0.0
AA - 0.0
A - 0.6
BBB - 2.8
BB - 5.7
B - 15.6
CCC,CC,C - 2.3
Not Rated - 5.1
Equities - 41.2
Short-Term Investments and Net Other Assets (Liabilities) - 2.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Floating-Rate debt - 24.9
Inflation-Protected Debt - 23.6
Commodities & Related Investments - 14.8
Commodity Equities - 14.5
Real Estate Income - 11.6
REITs - 9.0
Global Infrastructure Equities - 1.2
Gold-Miners Equities - 0.0
MLPs - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.5
Canada - 3.5
United Kingdom - 1.1
Brazil - 1.0
Australia - 0.6
China - 0.4
Chile - 0.4
South Africa - 0.4
Finland - 0.3
Others - 1.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	19.1
Fidelity Commodity Strategy Central Fund	14.5
US Treasury Bonds	4.8
Exxon Mobil Corp	1.3
Corteva Inc	1.0
Prologis Inc	0.9
Equinix Inc	0.9
Chevron Corp	0.9
Nutrien Ltd	0.7
Ventas Inc	0.7
44.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913754.101    1488-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Strategic Real Return Fund Fidelity Advisor® Strategic Real Return Fund Class A : FSRAX

This annual shareholder report contains information about Fidelity® Strategic Real Return Fund for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 98	0.95%
What affected the Fund's performance this period?

•For the 12 months ending September 30, 2025, capital markets broadly advanced, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the resumption of policy interest-rate cuts by the U.S. Federal Reserve in September.
•Against this backdrop, relative to the benchmark Fidelity Strategic Real Return Composite IndexSM, the fund benefited from favorable security selection, while asset class positioning also boosted the portfolio's result.
•Solid picks among commodity equities - especially among metals & mining stocks - as well as real estate income securities, most notably among commercial mortgage-backed securities and preferred stocks, contributed to the fund's performance compared with the index.
•A small out-of-index stake in infrastructure stocks also added value, while investment choices in the asset class, particularly within the semiconductors & semiconductor equipment and oil, gas & consumable fuels segments, also helped.
•In contrast, picks among real estate investment trust equities detracted a bit, although a beneficial underweight in the category aided relative performance.
•We implemented no shifts to the portfolio's target allocations during the fiscal year, as we remained comfortable with its existing positioning. Actual allocations, however, may fluctuate as a result of market movements.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2015 through September 30, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 4.00% sales charge)	2.03%	6.24%	4.27%
Class A (without 4.00% sales charge)	6.28%	7.11%	4.70%
Fidelity Strategic Real Return Composite Index℠	5.92%	7.11%	4.86%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index	3.79%	1.42%	3.01%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$488,966,379
Number of Holdings	400
Total Advisory Fee	$3,291,988
Portfolio Turnover	29%
What did the Fund invest in?
(as of September 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 23.9
AAA - 0.0
AA - 0.0
A - 0.6
BBB - 2.8
BB - 5.7
B - 15.6
CCC,CC,C - 2.3
Not Rated - 5.1
Equities - 41.2
Short-Term Investments and Net Other Assets (Liabilities) - 2.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Floating-Rate debt - 24.9
Inflation-Protected Debt - 23.6
Commodities & Related Investments - 14.8
Commodity Equities - 14.5
Real Estate Income - 11.6
REITs - 9.0
Global Infrastructure Equities - 1.2
Gold-Miners Equities - 0.0
MLPs - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.5
Canada - 3.5
United Kingdom - 1.1
Brazil - 1.0
Australia - 0.6
China - 0.4
Chile - 0.4
South Africa - 0.4
Finland - 0.3
Others - 1.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	19.1
Fidelity Commodity Strategy Central Fund	14.5
US Treasury Bonds	4.8
Exxon Mobil Corp	1.3
Corteva Inc	1.0
Prologis Inc	0.9
Equinix Inc	0.9
Chevron Corp	0.9
Nutrien Ltd	0.7
Ventas Inc	0.7
44.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913753.101    1486-TSRA-1125

Item 2.

Code of Ethics

As of the end of the period, September 30, 2025, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Strategic Real Return Fund (the “Fund(s)”):

Services Billed by Deloitte Entities

September 30, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Strategic Real Return Fund	$90,900	$-	$7,900	$1,200

September 30, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Strategic Real Return Fund	$87,100	$-	$8,300	$1,900

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	September 30, 2025A	September 30, 2024A
Audit-Related Fees	$125,000	$125,000
Tax Fees	$-	$-
All Other Fees	$1,970,400	$2,929,500

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	September 30, 2025A	September 30, 2024A
Deloitte Entities	$2,441,300	$5,195,200

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Strategic Real Return Fund

Annual Report
September 30, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Strategic Real Return Fund
Schedule of Investments September 30, 2025
Showing Percentage of Net Assets
Asset-Backed Securities - 0.5%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Crest Clarendon Street Ltd Series 2002, 3 month U.S. LIBOR + 0.47%, 6.0632% 12/28/2035 (b)(c)(d)(e)	500,000	0
UNITED STATES - 0.5%
American Homes 4 Rent Series 2015-SFR2 Class XS, 0% 10/17/2052 (b)(d)(e)(f)	131,124	1
Digitalbridge Issuer LLC / Digitalbridge Co-Issuer LLC Series 2021-1A Class A2, 3.933% 9/25/2051 (b)	85,000	83,640
Home Partners of America Trust Series 2021-1 Class F, 3.325% 9/17/2041 (b)	82,493	71,123
Home Partners of America Trust Series 2021-2 Class G, 4.505% 12/17/2026 (b)	181,345	176,937
New Residential Mortgage Loan Trust Series 2022-SFR2 Class E1, 4% 9/4/2039 (b)	100,000	96,077
Progress Residential Trust Series 2021-SFR6 Class F, 3.422% 7/17/2038 (b)	100,000	98,401
Progress Residential Trust Series 2022-SFR2 Class E2, 4.8% 4/17/2027 (b)	100,000	97,683
Progress Residential Trust Series 2022-SFR3 Class F, 6.6% 4/17/2039 (b)	250,000	250,810
Progress Residential Trust Series 2022-SFR4 Class E1, 6.121% 5/17/2041 (b)	221,000	222,147
Progress Residential Trust Series 2022-SFR5 Class E1, 6.618% 6/17/2039 (b)	201,000	201,784
Progress Residential Trust Series 2022-SFR5 Class E2, 6.863% 6/17/2039 (b)	336,000	336,469
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2024-1A Class B, 5.775% 9/15/2049 (b)	121,000	122,050
Starwood Mortgage Residential Trust Series 2022-SFR3 Class F, CME Term SOFR 1 month Index + 4.5%, 8.6502% 5/17/2039 (b)(c)(d)	237,555	238,351
Tricon Residential Trust Series 2022-SFR1 Class E1, 5.344% 4/17/2039 (b)	238,000	236,385
Tricon Residential Trust Series 2022-SFR1 Class E2, 5.739% 4/17/2039 (b)	295,000	293,478
TOTAL UNITED STATES		2,525,336
TOTAL ASSET-BACKED SECURITIES (Cost $3,116,572)		2,525,336

Commercial Mortgage Securities - 4.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 4.2%
BAMLL Commercial Mortgage Securities Trust Series 2021-JACX Class E, CME Term SOFR 1 month Index + 3.8645%, 8.0155% 9/15/2038 (b)(c)(d)	106,000	94,994
BANK Series 2020-BN30 Class MCDG, 3.0155% 12/15/2053 (d)(e)	264,000	132,868
BANK Series 2021-BN35 Class A5, 2.285% 6/15/2064	134,000	118,480
BANK Series 2021-BN38 Class C, 3.3253% 12/15/2064 (d)	554,000	462,044
BANK Series 2022-BNK41 Class C, 3.9158% 4/15/2065 (d)	567,000	474,069
BANK Series 2022-BNK42 Class C, 4.8802% 6/15/2055 (d)	500,000	454,643
BANK Series 2022-BNK42 Class D, 2.5% 6/15/2055 (b)	180,000	130,348
BANK Series 2022-BNK42 Class E, 2.5% 6/15/2055 (b)	141,000	97,426
BANK Series 2022-BNK44 Class A5, 5.9351% 11/15/2055 (d)	100,000	105,866
BBCMS Mortgage Trust Series 2020-C7 Class C, 3.6994% 4/15/2053 (d)	500,000	424,001
BBCMS Mortgage Trust Series 2022-C15 Class A5, 3.662% 4/15/2055	178,000	165,439
BBCMS Mortgage Trust Series 2022-C16 Class C, 4.6% 6/15/2055 (d)	750,000	632,724
BBCMS Mortgage Trust Series 2022-C17 Class D, 2.5% 9/15/2055 (b)	163,000	120,774
Benchmark Mortgage Trust Series 2020-IG2 Class D, 3.3608% 9/15/2048 (b)(d)(e)	417,000	189,827
Benchmark Mortgage Trust Series 2022-B36 Class A5, 4.4699% 7/15/2055	100,000	98,321
Benchmark Mortgage Trust Series 2022-B36 Class D, 2.5% 7/15/2055 (b)	250,000	176,912
BFLD Commercial Mortgage Trust Series 2024-UNIV Class D, CME Term SOFR 1 month Index + 2.6909%, 6.8411% 11/15/2041 (b)(c)(d)	84,000	84,315
BMO Mortgage Trust Series 2022-C1 Class 360D, 4.0699% 2/17/2055 (b)(d)(e)	84,000	66,780
BMO Mortgage Trust Series 2022-C1 Class 360E, 4.0699% 2/17/2055 (b)(d)	105,000	79,090
BMO Mortgage Trust Series 2023-C5 Class B, 6.6946% 6/15/2056 (d)	250,000	264,208
BPR Commercial Mortgage Trust Series 2024-PARK Class C, 6.3894% 11/5/2039 (b)(d)	100,000	102,532
BPR Trust Series 2024-PMDW Class D, 5.85% 11/5/2041 (b)(d)	56,000	55,162
BX Commercial Mortgage Trust 2020-VIVA Series 2020-VIVA Class E, 3.667% 3/11/2044 (b)(d)	789,000	709,727
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class B, 5.9949% 11/13/2046 (b)(d)	100,000	102,713
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class E, CME Term SOFR 1 month Index + 3.6902%, 7.7224% 4/15/2040 (b)(c)(d)	249,583	249,583
BX Commercial Mortgage Trust Series 2021-CIP Class F, CME Term SOFR 1 month Index + 3.3335%, 7.4835% 12/15/2038 (b)(c)(d)	184,725	184,495
BX Commercial Mortgage Trust Series 2021-PAC Class G, CME Term SOFR 1 month Index + 3.0606%, 7.2106% 10/15/2036 (b)(c)(d)	198,000	197,258
BX Commercial Mortgage Trust Series 2021-SOAR Class F, CME Term SOFR 1 month Index + 2.4645%, 6.4975% 6/15/2038 (b)(c)(d)	419,957	419,957
BX Commercial Mortgage Trust Series 2021-SOAR Class J, CME Term SOFR 1 month Index + 3.8645%, 7.8975% 6/15/2038 (b)(c)(d)	526,043	524,926
BX Trust 2019-OC11 Series 2019-OC11 Class E, 4.0755% 12/9/2041 (b)(d)	284,000	261,693
BX Trust 2021-VOL Series 2021-VOLT Class F, CME Term SOFR 1 month Index + 2.5145%, 6.6646% 9/15/2036 (b)(c)(d)	96,883	96,701
BX Trust 2021-VOL Series 2021-VOLT Class G, CME Term SOFR 1 month Index + 2.9645%, 7.1146% 9/15/2036 (b)(c)(d)	101,727	100,201
BX Trust 2024 VLT4 Series 2024-VLT4 Class E, CME Term SOFR 1 month Index + 2.8894%, 7.0396% 6/15/2041 (b)(c)(d)	200,000	200,250
BX Trust 2024 VLT4 Series 2024-VLT4 Class F, CME Term SOFR 1 month Index + 3.9379%, 8.088% 6/15/2041 (b)(c)(d)	500,000	500,616
BX Trust 2024-FNX Series 2024-FNX Class D, CME Term SOFR 1 month Index + 2.9402%, 7.0903% 11/15/2041 (b)(c)(d)	56,137	56,224
BX Trust 2024-FNX Series 2024-FNX Class E, CME Term SOFR 1 month Index + 3.9387%, 8.0889% 11/15/2041 (b)(c)(d)	189,576	188,809
BX Trust Series 2021-MFM1 Class F, CME Term SOFR 1 month Index + 3.1145%, 7.2645% 1/15/2034 (b)(c)(d)	235,200	235,082
BX Trust Series 2021-MFM1 Class G, CME Term SOFR 1 month Index + 4.0145%, 8.1645% 1/15/2034 (b)(c)(d)	119,000	118,747
BX Trust Series 2022-LBA6 Class F, CME Term SOFR 1 month Index + 3.35%, 7.5002% 1/15/2039 (b)(c)(d)	100,000	99,813
BX Trust Series 2022-LBA6 Class G, CME Term SOFR 1 month Index + 4.2%, 8.3502% 1/15/2039 (b)(c)(d)	100,000	99,994
BX Trust Series 2022-VAMF Class F, CME Term SOFR 1 month Index + 3.299%, 7.4492% 1/15/2039 (b)(c)(d)	157,000	155,724
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class C, 6.0475% 10/12/2040 (b)(d)	250,000	253,058
COMM Mortgage Trust Series 2017-CD4 Class C, 4.3497% 5/10/2050 (d)	232,000	213,398
COMM Mortgage Trust Series 2017-CD4 Class D, 3.3% 5/10/2050 (b)	56,000	47,461
Computershare Corporate Trust Series 2020-C58 Class C, 3.162% 7/15/2053	1,000,000	840,735
Cone Trust Series 2024-DFW1 Class E, CME Term SOFR 1 month Index + 3.8885%, 8.0386% 8/15/2041 (b)(c)(d)	200,000	199,885
Credit Suisse Commercial Mortgage Trust Series 2021-SOP2 Class F, CME Term SOFR 1 month Index + 4.4314%, 8.5815% 6/15/2034 (b)(c)(e)	80,000	37,710
CSAIL Commercial Mortgage Trust Series 2019-C16 Class C, 4.2371% 6/15/2052 (d)	750,000	711,872
ELP Commercial Mortgage Trust Series 2021-ELP Class F, CME Term SOFR 1 month Index + 2.7815%, 6.9325% 11/15/2038 (b)(c)(d)	475,042	474,448
ELP Commercial Mortgage Trust Series 2021-ELP Class J, CME Term SOFR 1 month Index + 3.7294%, 7.8804% 11/15/2038 (b)(c)(d)	208,265	207,219
EQT Trust Series 2024-EXTR Class B, 5.6546% 7/5/2041 (b)(d)	200,000	204,092
GS Mortgage Securities Trust Series 2011-GC5 Class E, 5.3144% 8/10/2044 (b)(d)	63,000	16,877
GS Mortgage Securities Trust Series 2011-GC5 Class F, 4.5% 8/10/2044 (b)(e)	42,000	125
GS Mortgage Securities Trust Series 2024-RVR Class A, 5.3716% 8/10/2041 (b)(d)	200,000	202,260
Hilton USA Trust Series 2016-HHV Class E, 4.3333% 11/5/2038 (b)(d)	900,000	885,540
Hilton USA Trust Series 2016-HHV Class F, 4.3333% 11/5/2038 (b)(d)	163,000	158,440
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class UH5, 4.7094% 9/15/2047 (b)	54,000	53,112
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class G, 4% 6/15/2045 (b)(e)	151,000	98,950
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 3.3145%, 7.4655% 4/15/2038 (b)(c)(d)	210,000	210,394
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class E, 5.9904% 10/5/2039 (b)(d)	100,000	98,338
KNDR Trust Series 2021-KIND Class F, CME Term SOFR 1 month Index + 4.0645%, 8.22% 8/15/2038 (b)(c)(d)	99,185	97,555
MHC Commercial Mortgage Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 2.7154%, 6.8654% 4/15/2038 (b)(c)(d)	80,000	80,050
MHC Commercial Mortgage Trust Series 2021-MHC Class G, CME Term SOFR 1 month Index + 3.3154%, 7.4654% 4/15/2038 (b)(c)(d)	160,000	160,200
MHP Commercial Mortgage Trust Series 2021-STOR Class G, CME Term SOFR 1 month Index + 2.8645%, 7.0155% 7/15/2038 (b)(c)(d)	105,000	105,000
MHP Commercial Mortgage Trust Series 2021-STOR Class J, CME Term SOFR 1 month Index + 4.0645%, 8.2155% 7/15/2038 (b)(c)(d)	100,000	99,654
MHP Commercial Mortgage Trust Series 2022-MHIL Class F, CME Term SOFR 1 month Index + 3.2592%, 7.4094% 1/15/2039 (b)(c)(d)	80,000	80,000
Morgan Stanley Cap I Tr 2020-L4 Series 2020-L4 Class C, 3.536% 2/15/2053	542,000	482,929
Morgan Stanley Capital I Trust Series 2011-C2 Class D, 5.385% 6/15/2044 (b)(d)	115,282	114,164
Morgan Stanley Capital I Trust Series 2011-C2 Class XB, 0.5356% 6/15/2044 (b)(d)(f)	4,999,096	18,088
Morgan Stanley Capital I Trust Series 2011-C3 Class G, 5.1054% 7/15/2049 (b)(d)	112,000	104,788
Morgan Stanley Capital I Trust Series 2017-H1 Class C, 4.281% 6/15/2050	231,000	216,447
Morgan Stanley Capital I Trust Series 2021-L5 Class C, 3.156% 5/15/2054	513,000	437,784
Morgan Stanley Capital I Trust Series 2024-NSTB Class B, 3.9% 9/24/2057 (b)(d)	162,000	155,235
MSWF Commercial Mortgage Trust Series 2023-1 Class B, 6.9056% 5/15/2056 (d)	250,000	266,508
NXPT Commercial Mortgage Trust Series 2024-STOR Class E, 6.9267% 11/5/2041 (b)(d)	224,000	226,738
OPEN Trust Series 2023-AIR Class D, CME Term SOFR 1 month Index + 6.6838%, 10.8339% 11/15/2040 (b)(c)(d)	200,000	200,125
PKHL Commercial Mortgage Trust Series 2021-MF Class E, CME Term SOFR 1 month Index + 2.7145%, 6.8655% 7/15/2038 (b)(c)(d)(e)	100,000	53,074
PKHL Commercial Mortgage Trust Series 2021-MF Class G, CME Term SOFR 1 month Index + 4.4645%, 8.6155% 7/15/2038 (b)(c)(d)(e)	100,000	41,027
Prima Capital CRE Securitization Ltd Series 2020-8A Class C, 3% 12/26/2070 (b)	350,000	295,820
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (b)	105,549	107,821
ROCK Trust Series 2024-CNTR Class E, 8.8191% 11/13/2041 (b)	158,000	165,392
SELF Commercial Mortgage Trust Series 2024-STRG Class D, CME Term SOFR 1 month Index + 2.9403%, 7.0905% 11/15/2034 (b)(c)(d)	100,000	99,782
SELF Commercial Mortgage Trust Series 2024-STRG Class E, CME Term SOFR 1 month Index + 4.1885%, 8.3387% 11/15/2034 (b)(c)(d)	100,000	99,781
SG Commercial Mortgage Securities Trust Series 2020-COVE Class F, 3.8518% 3/15/2037 (b)(d)	150,000	115,700
SHR Trust Series 2024-LXRY Class D, CME Term SOFR 1 month Index + 3.6%, 7.7502% 10/15/2041 (b)(c)(d)	112,000	112,799
SREIT Trust Series 2021-MFP Class G, CME Term SOFR 1 month Index + 3.0883%, 7.2384% 11/15/2038 (b)(c)(d)	105,694	105,577
SREIT Trust Series 2021-MFP2 Class F, CME Term SOFR 1 month Index + 2.7327%, 6.8827% 11/15/2036 (b)(c)(d)	100,000	100,000
SREIT Trust Series 2021-MFP2 Class J, CME Term SOFR 1 month Index + 4.03%, 8.18% 11/15/2036 (b)(c)(d)	128,000	127,756
SREIT Trust Series 2021-PALM Class G, CME Term SOFR 1 month Index + 3.7306%, 7.8806% 10/15/2034 (b)(c)(d)	164,000	163,769
STWD Trust Series 2021-LIH Class F, CME Term SOFR 1 month Index + 3.6655%, 7.816% 11/15/2036 (b)(c)(d)	100,000	99,813
STWD Trust Series 2021-LIH Class G, CME Term SOFR 1 month Index + 4.3145%, 8.465% 11/15/2036 (b)(c)(d)	42,000	41,739
SWCH Commercial Mortgage Trust Series 2025-DATA Class F, CME Term SOFR 1 month Index + 4.2389%, 8.3891% 2/15/2042 (b)(c)(d)	100,000	99,500
Wells Fargo Commercial Mortgage Trust Series 2018-C44 Class D, 3% 5/15/2051 (b)	535,000	410,626
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class B, 3.375% 8/15/2052	785,000	716,029
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class C, 3.561% 8/15/2052	100,000	84,494
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.2021% 3/15/2045 (b)(d)	220,000	154,138
WFCM Series 2022-C62 Class C, 4.4829% 4/15/2055 (d)	500,000	423,790
WFCM Series 2022-C62 Class D, 2.5% 4/15/2055 (b)(e)	294,000	176,971
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.6332% 6/5/2035 (b)(d)	140,000	124,963
TOTAL UNITED STATES		20,712,876
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $21,004,008)		20,712,876

Common Stocks - 14.9%
	Shares	Value ($)
AUSTRALIA - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
BHP Group Ltd	50,754	1,417,824
Glencore PLC	369,500	1,701,780

TOTAL AUSTRALIA		3,119,604
AUSTRIA - 0.2%
Materials - 0.2%
Paper & Forest Products - 0.2%
Mondi PLC	57,612	793,420
BRAZIL - 1.0%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
PRIO SA/Brazil (g)	56,900	407,647
Materials - 0.9%
Chemicals - 0.2%
Yara International ASA	23,600	862,219
Metals & Mining - 0.7%
Gerdau SA	136,300	425,373
Vale SA	129,800	1,404,272
Wheaton Precious Metals Corp	14,510	1,623,760
		3,453,405
TOTAL MATERIALS		4,315,624

TOTAL BRAZIL		4,723,271
CANADA - 3.1%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Cameco Corp	10,100	847,654
Cameco Corp (United States)	1,312	110,024
Canadian Natural Resources Ltd	40,430	1,292,761
Imperial Oil Ltd	11,500	1,042,743
PrairieSky Royalty Ltd	1,800	33,395
South Bow Corp	610	17,261
		3,343,838
Industrials - 0.0%
Ground Transportation - 0.0%
Canadian Pacific Kansas City Ltd (United States)	411	30,615
Materials - 2.4%
Chemicals - 0.7%
Nutrien Ltd	60,110	3,530,064
Metals & Mining - 1.5%
Agnico Eagle Mines Ltd/CA	15,900	2,677,991
Alamos Gold Inc Class A	29,770	1,037,682
Barrick Mining Corp	29,600	972,204
Franco-Nevada Corp	8,510	1,894,189
Hudbay Minerals Inc	5,500	83,308
Teck Resources Ltd Class B	10,080	442,182
		7,107,556
Paper & Forest Products - 0.2%
West Fraser Timber Co Ltd	14,060	955,821
TOTAL MATERIALS		11,593,441

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
TransAlta Corp	5,843	79,813
TOTAL CANADA		15,047,707
CHILE - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Antofagasta PLC	27,800	1,028,550
Lundin Mining Corp	68,400	1,020,323

TOTAL CHILE		2,048,873
CHINA - 0.4%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Beijing Capital International Airport Co Ltd H Shares (g)	90,651	32,384
Materials - 0.4%
Metals & Mining - 0.4%
MMG Ltd (g)	872,000	756,366
Zijin Mining Group Co Ltd H Shares	322,000	1,348,916
		2,105,282
TOTAL CHINA		2,137,666
FINLAND - 0.3%
Materials - 0.3%
Paper & Forest Products - 0.3%
UPM-Kymmene Oyj	58,980	1,615,264
FRANCE - 0.0%
Utilities - 0.0%
Multi-Utilities - 0.0%
Engie SA	2,426	52,150
GERMANY - 0.0%
Utilities - 0.0%
Multi-Utilities - 0.0%
E.ON SE	4,979	93,782
HONG KONG - 0.0%
Industrials - 0.0%
Machinery - 0.0%
Zijin Gold International Co Ltd	2,416	37,441
ITALY - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Enel SpA	6,002	56,877
MEXICO - 0.1%
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte SAB de CV Class B ADR	967	100,442
Grupo Aeroportuario del Pacifico SAB de CV Class B ADR	509	120,730
Grupo Aeroportuario del Sureste SAB de CV Class B ADR	172	55,613

TOTAL MEXICO		276,785
NORWAY - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Norsk Hydro ASA	96,900	658,835
SOUTH AFRICA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Anglo American PLC	20,747	782,314
Impala Platinum Holdings Ltd	32,800	418,292
Northam Platinum Holdings Ltd	13,750	223,726
Valterra Platinum Ltd	6,500	463,871

TOTAL SOUTH AFRICA		1,888,203
SPAIN - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Cellnex Telecom SA (b)(h)	1,597	55,315
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Aena SME SA (b)(h)	8,479	231,648
Utilities - 0.0%
Electric Utilities - 0.0%
Iberdrola SA	7,588	143,636
TOTAL SPAIN		430,599
TAIWAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Taiwan Semiconductor Manufacturing Co Ltd ADR	534	149,141
UNITED KINGDOM - 0.4%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Subsea 7 SA	13,300	274,541
Materials - 0.3%
Metals & Mining - 0.3%
Anglogold Ashanti Plc (South Africa)	18,600	1,306,987
Utilities - 0.1%
Electric Utilities - 0.0%
SSE PLC	5,780	135,574
Multi-Utilities - 0.1%
National Grid PLC	12,725	182,841
TOTAL UTILITIES		318,415

TOTAL UNITED KINGDOM		1,899,943
UNITED STATES - 7.6%
Communication Services - 0.0%
Media - 0.0%
EchoStar Corp Class A (g)	409	31,231
Consumer Staples - 1.2%
Food Products - 1.2%
Archer-Daniels-Midland Co	54,520	3,257,025
Bunge Global SA	30,470	2,475,687
		5,732,712
Energy - 3.9%
Energy Equipment & Services - 0.0%
Tidewater Inc (g)	2,900	154,657
Oil, Gas & Consumable Fuels - 3.9%
Antero Resources Corp (g)	19,471	653,447
BP PLC	218,400	1,253,977
Cheniere Energy Inc	816	191,744
Chevron Corp	23,942	3,717,953
Core Natural Resources Inc	6,356	530,599
Diamondback Energy Inc	6,300	901,530
Exxon Mobil Corp	48,030	5,415,383
Kinder Morgan Inc	25,400	719,074
Navigator Holdings Ltd	27,100	419,779
Occidental Petroleum Corp	14,300	675,675
Ovintiv Inc	16,420	663,040
Shell PLC	86,936	3,098,489
Targa Resources Corp	353	59,141
Williams Cos Inc/The	1,745	110,546
		18,410,377
TOTAL ENERGY		18,565,034

Industrials - 0.1%
Aerospace & Defense - 0.0%
BWX Technologies Inc	223	41,115
Commercial Services & Supplies - 0.0%
GFL Environmental Inc Subordinate Voting Shares (United States)	1,302	61,689
Waste Connections Inc (United States)	197	34,632
		96,321
Construction & Engineering - 0.1%
Ferrovial SE	1,085	62,139
MasTec Inc (g)	289	61,502
Primoris Services Corp	225	30,899
Quanta Services Inc	101	41,856
		196,396
Electrical Equipment - 0.0%
GE Vernova Inc	159	97,769
NEXTracker Inc Class A (g)	276	20,421
		118,190
Ground Transportation - 0.0%
CSX Corp	883	31,355
Norfolk Southern Corp	237	71,197
Union Pacific Corp	314	74,221
		176,773
TOTAL INDUSTRIALS		628,795

Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Advanced Micro Devices Inc (g)	773	125,064
Broadcom Inc	539	177,821
First Solar Inc (g)	474	104,531
NVIDIA Corp	2,651	494,624
		902,040
Materials - 1.7%
Chemicals - 1.1%
CF Industries Holdings Inc	7,500	672,750
Corteva Inc	71,420	4,830,135
		5,502,885
Containers & Packaging - 0.2%
International Paper Co	13,220	613,408
Smurfit WestRock PLC (United Kingdom)	8,470	354,953
		968,361
Metals & Mining - 0.4%
Ivanhoe Electric Inc / US (g)	31,300	392,815
Nucor Corp	6,600	893,838
Steel Dynamics Inc	4,900	683,207
		1,969,860
TOTAL MATERIALS		8,441,106

Real Estate - 0.0%
Health Care REITs - 0.0%
Welltower Inc	528	94,058
Utilities - 0.5%
Electric Utilities - 0.3%
Constellation Energy Corp	862	283,658
Duke Energy Corp	1,878	232,403
Entergy Corp	1,516	141,276
Evergy Inc	1,111	84,458
Exelon Corp	3,338	150,243
NextEra Energy Inc	4,305	324,985
NRG Energy Inc	800	129,560
PG&E Corp	5,597	84,403
		1,430,986
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	2,524	33,215
Talen Energy Corp (g)	166	70,613
Vistra Corp	1,185	232,165
		335,993
Multi-Utilities - 0.1%
Ameren Corp	513	53,547
CenterPoint Energy Inc	2,715	105,342
NiSource Inc	1,096	47,457
Sempra	3,105	279,388
		485,734
TOTAL UTILITIES		2,252,713

TOTAL UNITED STATES		36,647,689
ZAMBIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
First Quantum Minerals Ltd (g)	45,345	1,025,696
TOTAL COMMON STOCKS (Cost $57,930,685)		72,702,946

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
UNITED STATES - 0.5%
Financials - 0.5%
Mortgage Real Estate Investment Trusts (REITs) - 0.5%
AGNC Investment Corp CME Term SOFR 3 month Index + 4.9586%, 0% (c)(d)	7,000	177,660
AGNC Investment Corp CME Term SOFR 3 month Index + 4.993%, 0% (c)(d)	17,400	447,441
Annaly Capital Management Inc CME Term SOFR 3 month Index + 5.2506%, 0% (c)(d)	8,600	218,096
Chimera Investment Corp CME Term SOFR 3 month Index + 5.5995%, 10.9014% (c)(d)	5,000	119,400
Chimera Investment Corp Series B, CME Term SOFR 3 month Index + 6.0526%, 11.3508% (c)(d)	10,787	260,182
Dynex Capital Inc Series C, CME Term SOFR 3 month Index + 5.7226%, 9.9787% (c)(d)	23,400	611,676
Rithm Capital Corp CME Term SOFR 3 month Index + 5.2306%, 0% (c)(d)	10,300	253,071
Rithm Capital Corp CME Term SOFR 3 month Index + 5.64%, 7.125% (c)(d)	6,200	157,604
Rithm Capital Corp CME Term SOFR 3 month Index + 5.802%, 7.5% (c)(d)	9,958	252,734
		2,497,864
Real Estate - 0.0%
Hotel & Resort REITs - 0.0%
Braemar Hotels & Resorts Inc 5.5%	2,700	43,848
RLJ Lodging Trust Series A,1.95%	400	10,084
		53,932
TOTAL UNITED STATES		2,551,796
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,088,631)		2,551,796

Domestic Equity Funds - 23.5%
	Shares	Value ($)
Fidelity Commodity Strategy Central Fund (i)	760,070	71,119,713
Fidelity Real Estate Equity Central Fund (i)	321,562	43,848,213
TOTAL DOMESTIC EQUITY FUNDS (Cost $121,527,343)		114,967,926

Fixed-Income Funds - 25.3%
	Shares	Value ($)
Fidelity Floating Rate Central Fund (i) (Cost $125,649,592)	1,279,178	122,980,128

Non-Convertible Corporate Bonds - 3.9%
	Principal Amount (a)	Value ($)
UNITED KINGDOM - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG Global Finance PLC 12% 11/30/2028 (b)	250,000	274,864
UNITED STATES - 3.9%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.2%
Hilton Domestic Operating Co Inc 4% 5/1/2031 (b)	350,000	331,181
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 4.875% 7/1/2031 (b)	395,000	368,630
Hyatt Hotels Corp 5.5% 6/30/2034	100,000	102,344
Las Vegas Sands Corp 6% 6/14/2030	100,000	104,134
Times Square Hotel Trust 8.528% 8/1/2026 (b)	64,984	65,192
		971,481
Household Durables - 0.1%
LGI Homes Inc 4% 7/15/2029 (b)	170,000	155,120
Tri Pointe Homes Inc 5.25% 6/1/2027	100,000	99,891
		255,011
TOTAL CONSUMER DISCRETIONARY		1,226,492

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Sabra Health Care LP 3.2% 12/1/2031	250,000	227,006
Real Estate - 3.6%
Diversified REITs - 0.9%
GLP Capital LP / GLP Financing II Inc 3.25% 1/15/2032	250,000	224,918
GLP Capital LP / GLP Financing II Inc 4% 1/15/2031	500,000	478,559
GLP Capital LP / GLP Financing II Inc 5.3% 1/15/2029	1,000,000	1,018,288
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	100,000	101,212
GLP Capital LP / GLP Financing II Inc 6.25% 9/15/2054	100,000	100,746
Safehold GL Holdings LLC 6.1% 4/1/2034	500,000	526,734
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (b)	105,000	95,068
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (b)	185,000	194,842
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (b)	195,000	183,131
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (b)	500,000	495,075
VICI Properties LP 5.125% 5/15/2032	750,000	757,382
		4,175,955
Health Care REITs - 0.3%
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029	915,000	763,585
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (b)	75,000	79,692
Omega Healthcare Investors Inc 3.375% 2/1/2031	500,000	463,982
Omega Healthcare Investors Inc 4.5% 4/1/2027	83,000	83,231
Ventas Realty LP 4.75% 11/15/2030	250,000	253,067
		1,643,557
Hotel & Resort REITs - 0.0%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (b)	40,000	41,236
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (b)	65,000	66,943
		108,179
Industrial REITs - 0.0%
Prologis LP 5% 3/15/2034	176,000	178,830
Real Estate Management & Development - 0.2%
Americold Realty Operating Partnership LP 5.409% 9/12/2034	150,000	147,482
Americold Realty Operating Partnership LP 5.6% 5/15/2032	250,000	253,027
Cushman & Wakefield US Borrower LLC 6.75% 5/15/2028 (b)	285,000	287,594
Extra Space Storage LP 2.35% 3/15/2032	500,000	433,939
		1,122,042
Residential REITs - 0.8%
American Homes 4 Rent LP 2.375% 7/15/2031	750,000	664,393
American Homes 4 Rent LP 3.625% 4/15/2032	1,000,000	935,799
Invitation Homes Operating Partnership LP 2% 8/15/2031	750,000	648,049
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	1,000,000	966,733
Sun Communities Operating LP 2.7% 7/15/2031	1,000,000	904,536
Sun Communities Operating LP 4.2% 4/15/2032	4,000	3,875
		4,123,385
Retail REITs - 0.4%
Agree LP 5.625% 6/15/2034	3,000	3,123
Brixmor Operating Partnership LP 4.05% 7/1/2030	350,000	342,603
CBL & Associates LP 5.95% (e)(j)	132,000	0
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	500,000	520,230
Realty Income Corp 4% 7/15/2029	250,000	248,420
Realty Income Corp 5.125% 2/15/2034	250,000	256,340
Simon Property Group LP 4.75% 9/26/2034	500,000	496,957
		1,867,673
Specialized REITs - 1.0%
American Tower Corp 4.05% 3/15/2032	750,000	726,731
Crown Castle Inc 2.25% 1/15/2031	1,250,000	1,112,481
Crown Castle Inc 2.5% 7/15/2031	500,000	445,130
Crown Castle Inc 3.8% 2/15/2028	100,000	98,840
EPR Properties 3.6% 11/15/2031	250,000	230,729
EPR Properties 4.95% 4/15/2028	250,000	251,934
Equinix Inc 3.9% 4/15/2032	250,000	239,799
Public Storage Operating Co 5.1% 8/1/2033	500,000	519,127
SBA Communications Corp 3.125% 2/1/2029	500,000	467,656
Weyerhaeuser Co 4% 4/15/2030	250,000	246,547
		4,338,974
TOTAL REAL ESTATE		17,558,595

TOTAL UNITED STATES		19,012,093
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $19,194,365)		19,286,957

Non-Convertible Preferred Stocks - 1.8%
	Shares	Value ($)
UNITED STATES - 1.8%
Financials - 0.7%
Capital Markets - 0.1%
DigitalBridge Group Inc 7.125% Series J	10,900	239,908
DigitalBridge Group Inc Series H, 7.125%	11,030	246,521
DigitalBridge Group Inc Series I, 7.15%	11,100	248,307
		734,736
Mortgage Real Estate Investment Trusts (REITs) - 0.6%
AGNC Investment Corp 7.75% Series G (d)	16,000	402,955
AGNC Investment Corp CME Term SOFR 3 month Index + 5.111%, 10.3713% (c)(d)	14,200	370,478
Annaly Capital Management Inc CME Term SOFR 3 month Index + 4.4336%, 0% (c)(d)	23,000	577,990
Annaly Capital Management Inc CME Term SOFR 3 month Index + 4.993%, 10.1521% (c)(d)	8,800	222,709
Arbor Realty Trust Inc Series D 6.375%	1,500	27,838
Arbor Realty Trust Inc Series F, 6.25% (d)	13,000	293,800
ARMOUR Residential REIT Inc 7% Series C	1,000	21,390
Chimera Investment Corp Series C CME Term SOFR 3 month Index + 4.743%, 0% (c)(d)	7,100	165,217
Ellington Financial Inc Series A 3 month U.S. LIBOR + 5.196%, 0% (c)(d)	2,000	50,134
Pennymac Mortgage Investment Trust 6.75%	1,300	24,687
Pennymac Mortgage Investment Trust 8.125% (d)	2,000	49,240
Pennymac Mortgage Investment Trust Series B 3 month U.S. Treasury Index + 8%, 0% (c)(d)	4,200	103,824
Rithm Capital Corp 7% Series D (d)	2,700	66,285
Two Harbors Investment Corp 7.625% Series B (d)	6,320	146,339
Two Harbors Investment Corp 8.125% Series A (d)	6,938	166,651
		2,689,537
TOTAL FINANCIALS		3,424,273

Real Estate - 1.1%
Diversified REITs - 0.3%
Armada Hoffler Properties Inc Series A 6.75%	6,000	132,060
CTO Realty Growth Inc 6.375%	1,000	21,300
Gladstone Commercial Corp Series E 6.625%	3,600	80,100
Gladstone Commercial Corp Series G, 6%	18,200	366,095
Global Net Lease Inc 6.875% Series B	2,200	51,227
Global Net Lease Inc 7.25% Series A	9,300	218,829
Global Net Lease Inc 7.375% Series E	10,000	237,500
Global Net Lease Inc 7.5%	16,700	418,168
		1,525,279
Health Care REITs - 0.0%
Global Medical REIT Inc 7.5% Series A	2,100	52,962
National Healthcare Properties Inc Series A, 7.375%	4,200	78,393
National Healthcare Properties Inc Series B, 7.125%	2,000	37,000
		168,355
Hotel & Resort REITs - 0.4%
DiamondRock Hospitality Co 8.25%	11,337	284,559
Pebblebrook Hotel Trust 6.3% Series F	10,273	208,028
Pebblebrook Hotel Trust 6.375%	17,200	344,000
Pebblebrook Hotel Trust 6.375% Series E	8,700	174,174
Pebblebrook Hotel Trust Series H, 5.7%	10,600	190,164
Sotherly Hotels Inc 7.875% Series C	1,700	19,652
Summit Hotel Properties Inc Series E, 6.25%	6,800	130,764
Summit Hotel Properties Inc Series F, 5.875%	4,000	76,160
Sunstone Hotel Investors Inc Series H, 6.125%	3,500	74,760
Sunstone Hotel Investors Inc Series I, 5.7%	9,600	202,560
		1,704,821
Industrial REITs - 0.0%
Rexford Industrial Realty Inc 5.625% Series C	4,400	100,320
Rexford Industrial Realty Inc 5.875% Series B	1,200	27,960
		128,280
Office REITs - 0.1%
Hudson Pacific Properties Inc 4.75% Series C	18,100	259,192
Vornado Realty Trust 5.25% Series M	300	5,430
Vornado Realty Trust Series L, 5.4%	1,000	17,745
		282,367
Residential REITs - 0.0%
American Homes 4 Rent 5.875% Series G	5,200	125,268
UMH Properties Inc 6.375% Series D	3,900	87,987
		213,255
Retail REITs - 0.2%
Agree Realty Corp 4.25%	1,500	27,240
Cedar Realty Trust Inc 7.25%	415	7,375
Kimco Realty Corp 5.125%	11,600	248,588
Kimco Realty Corp Series M 5.25%	16,500	364,980
Regency Centers Corp 5.875%	2,000	48,100
Regency Centers Corp 6.25% Series A	4,500	109,935
Saul Centers Inc 6.125% Series D	1,300	29,503
		835,721
Specialized REITs - 0.1%
Digital Realty Trust Inc 5.25%	5,800	129,340
Digital Realty Trust Inc Series L, 5.2%	12,700	278,511
National Storage Affiliates Trust Series A, 6%	200	4,673
Public Storage Operating Co 4%	2,300	39,376
Public Storage Operating Co 4%	1,200	20,700
Public Storage Operating Co 5.05% Series G	6,000	132,180
Public Storage Operating Co 5.15% Series F	3,200	73,120
Public Storage Operating Co Series MM, 4.125%	1,000	17,480
		695,380
TOTAL REAL ESTATE		5,553,458

TOTAL UNITED STATES		8,977,731
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $8,835,746)		8,977,731

U.S. Treasury Obligations - 23.9%
	Yield (%) (k)	Principal Amount (a)	Value ($)
US Treasury Bonds Inflation-Indexed 0.125% 2/15/2051	-0.41 to 2.20	1,543,568	857,155
US Treasury Bonds Inflation-Indexed 0.125% 2/15/2052	-0.15 to 2.64	2,320,960	1,259,296
US Treasury Bonds Inflation-Indexed 0.625% 2/15/2043	-0.53 to 2.54	1,527,344	1,161,141
US Treasury Bonds Inflation-Indexed 0.75% 2/15/2042	-0.44 to 2.42	253,052	200,859
US Treasury Bonds Inflation-Indexed 0.75% 2/15/2045	-0.38 to 2.67	2,085,227	1,556,410
US Treasury Bonds Inflation-Indexed 0.875% 2/15/2047	-0.39 to 2.41	1,128,162	833,920
US Treasury Bonds Inflation-Indexed 1% 2/15/2046	-0.28 to 2.46	426,741	329,381
US Treasury Bonds Inflation-Indexed 1% 2/15/2048	-0.38 to 2.37	784,708	588,598
US Treasury Bonds Inflation-Indexed 1% 2/15/2049	-0.40 to 1.67	1,900,009	1,403,348
US Treasury Bonds Inflation-Indexed 1.375% 2/15/2044	-0.50 to 1.54	3,174,215	2,716,884
US Treasury Bonds Inflation-Indexed 1.5% 2/15/2053	1.57 to 2.64	1,445,404	1,157,988
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2040	-0.60 to 1.00	753,294	759,703
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2041	-0.54 to 2.29	1,600,559	1,600,397
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2054	2.05 to 2.07	1,168,386	1,079,619
US Treasury Bonds Inflation-Indexed 2.375% 1/15/2027	-1.82 to 2.47	2,324,371	2,366,160
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.19 to 2.64	1,367,743	1,336,628
US Treasury Bonds Inflation-Indexed 2.5% 1/15/2029	-1.54 to 1.74	73,728	77,058
US Treasury Bonds Inflation-Indexed 3.375% 4/15/2032	-1.05 to 1.87	618,797	692,850
US Treasury Bonds Inflation-Indexed 3.625% 4/15/2028	-1.61 to 1.92	1,777,624	1,891,673
US Treasury Bonds Inflation-Indexed 3.875% 4/15/2029	1.37 to 1.82	1,552,421	1,697,708
US Treasury Notes Inflation-Indexed 0.125% 1/15/2030	-1.19 to 2.04	4,222,616	4,032,491
US Treasury Notes Inflation-Indexed 0.125% 1/15/2031	-1.15 to 1.92	3,487,154	3,275,395
US Treasury Notes Inflation-Indexed 0.125% 1/15/2032	-0.90 to 2.47	3,589,401	3,306,037
US Treasury Notes Inflation-Indexed 0.125% 10/15/2026	-1.93 to 0.80	2,275,754	2,263,273
US Treasury Notes Inflation-Indexed 0.125% 4/15/2027	-0.44 to 2.13	4,679,574	4,615,543
US Treasury Notes Inflation-Indexed 0.125% 7/15/2030	-1.29 to 2.17	3,568,263	3,393,591
US Treasury Notes Inflation-Indexed 0.125% 7/15/2031	-1.17 to 1.99	4,069,127	3,801,107
US Treasury Notes Inflation-Indexed 0.25% 7/15/2029	-1.43 to 1.85	4,133,537	4,010,890
US Treasury Notes Inflation-Indexed 0.375% 1/15/2027	-1.87 to 1.53	2,852,568	2,830,837
US Treasury Notes Inflation-Indexed 0.375% 7/15/2027	-1.79 to 1.88	2,956,868	2,937,191
US Treasury Notes Inflation-Indexed 0.5% 1/15/2028	-1.66 to 1.98	5,601,416	5,537,322
US Treasury Notes Inflation-Indexed 0.625% 7/15/2032	0.09 to 1.97	4,269,542	4,042,269
US Treasury Notes Inflation-Indexed 0.75% 7/15/2028	-1.44 to 1.83	3,842,863	3,825,674
US Treasury Notes Inflation-Indexed 0.875% 1/15/2029	-1.49 to 1.72	2,332,328	2,315,010
US Treasury Notes Inflation-Indexed 1.125% 1/15/2033	1.15 to 2.28	4,164,480	4,037,451
US Treasury Notes Inflation-Indexed 1.25% 4/15/2028	1.27	2,283,261	2,292,297
US Treasury Notes Inflation-Indexed 1.375% 7/15/2033	1.57 to 2.23	4,201,536	4,138,204
US Treasury Notes Inflation-Indexed 1.625% 10/15/2027	1.46 to 1.84	2,344,661	2,382,612
US Treasury Notes Inflation-Indexed 1.625% 10/15/2029	1.12 to 1.99	2,322,328	2,368,841
US Treasury Notes Inflation-Indexed 1.625% 4/15/2030	1.41 to 1.61	3,582,315	3,638,191
US Treasury Notes Inflation-Indexed 1.75% 1/15/2034	1.69 to 2.13	3,983,063	4,003,091
US Treasury Notes Inflation-Indexed 1.875% 7/15/2034	1.60 to 2.03	4,828,496	4,900,356
US Treasury Notes Inflation-Indexed 1.875% 7/15/2035	1.78 to 1.97	3,360,274	3,388,368
US Treasury Notes Inflation-Indexed 2.125% 1/15/2035	1.78 to 2.12	4,340,234	4,469,345
US Treasury Notes Inflation-Indexed 2.125% 4/15/2029	1.87 to 2.29	4,162,014	4,296,859
US Treasury Notes Inflation-Indexed 2.375% 10/15/2028	1.67 to 2.43	3,185,194	3,318,212
TOTAL U.S. TREASURY OBLIGATIONS (Cost $120,838,270)			116,987,233

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l) (Cost $5,317,141)	4.21	5,316,077	5,317,141

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $485,502,353)	487,010,070
NET OTHER ASSETS (LIABILITIES) - 0.4%	1,956,309
NET ASSETS - 100.0%	488,966,379

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,437,094 or 3.8% of net assets.

(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Level 3 security.
(f)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(g)	Non-income producing.
(h)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $286,963 or 0.1% of net assets.

(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(j)	Non-income producing - Security is in default.
(k)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	7,375,200	95,562,376	97,620,479	256,721	44	-	5,317,141	5,316,077	0.0%
Fidelity Commodity Strategy Central Fund	74,313,297	7,166,390	12,523,345	5,082,871	(2,752,964)	4,916,335	71,119,713	760,070	19.4%
Fidelity Floating Rate Central Fund	126,007,599	18,218,205	19,165,282	10,549,485	(355,452)	(1,724,942)	122,980,128	1,279,178	6.2%
Fidelity Real Estate Equity Central Fund	46,489,288	9,287,749	9,329,539	1,359,165	510,497	(3,109,782)	43,848,213	321,562	5.0%
Fidelity Securities Lending Cash Central Fund	966,947	12,274,655	13,241,602	5,939	-	-	-	-	0.0%
Total	255,152,331	142,509,375	151,880,247	17,254,181	(2,597,875)	81,611	243,265,195

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	2,525,336	-	2,525,335	1

Commercial Mortgage Securities	20,712,876	-	19,915,544	797,332

Common Stocks
Communication Services	86,546	31,231	55,315	-
Consumer Staples	5,732,712	5,732,712	-	-
Energy	22,591,060	18,238,594	4,352,466	-
Industrials	1,237,668	1,237,668	-	-
Information Technology	1,051,181	1,051,181	-	-
Materials	38,912,335	31,854,155	7,058,180	-
Real Estate	94,058	94,058	-	-
Utilities	2,997,386	2,332,526	664,860	-

Convertible Preferred Stocks
Financials	2,497,864	2,497,864	-	-
Real Estate	53,932	-	53,932	-

Domestic Equity Funds	114,967,926	114,967,926	-	-

Fixed-Income Funds	122,980,128	122,980,128	-	-

Non-Convertible Corporate Bonds
Consumer Discretionary	1,226,492	-	1,226,492	-
Energy	274,864	-	274,864	-
Health Care	227,006	-	227,006	-
Real Estate	17,558,595	-	17,558,595	-

Non-Convertible Preferred Stocks
Financials	3,424,273	3,424,273	-	-
Real Estate	5,553,458	5,553,458	-	-

U.S. Treasury Obligations	116,987,233	-	116,987,233	-

Money Market Funds	5,317,141	5,317,141	-	-
Total Investments in Securities:	487,010,070	315,312,915	170,899,822	797,333
Financial Statements
Statement of Assets and Liabilities
As of September 30, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $233,008,277)	$243,744,875
Fidelity Central Funds (cost $252,494,076)	243,265,195

Total Investment in Securities (cost $485,502,353)		$487,010,070
Cash		1,199
Foreign currency held at value (cost $658,397)		658,128
Receivable for investments sold		3,898,656
Receivable for fund shares sold		405,851
Dividends receivable		110,324
Interest receivable		693,758
Distributions receivable from Fidelity Central Funds		18,489
Prepaid expenses		533
Receivable from investment adviser for expense reductions		55,473
Other receivables		572
Total assets		492,853,053
Liabilities
Payable for investments purchased	$2,970,696
Payable for fund shares redeemed	531,904
Accrued management fee	271,786
Distribution and service plan fees payable	14,983
Other payables and accrued expenses	97,305
Total liabilities		3,886,674
Net Assets		$488,966,379
Net Assets consist of:
Paid in capital		$778,985,379
Total accumulated earnings (loss)		(290,019,000)
Net Assets		$488,966,379

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($39,191,273 ÷ 4,413,723 shares)(a)		$8.88
Maximum offering price per share (100/96.00 of $8.88)		$9.25
Class M :
Net Asset Value and redemption price per share ($7,268,165 ÷ 817,628 shares)(a)		$8.89
Maximum offering price per share (100/96.00 of $8.89)		$9.26
Class C :
Net Asset Value and offering price per share ($6,374,521 ÷ 731,543 shares)(a)		$8.71
Strategic Real Return :
Net Asset Value, offering price and redemption price per share ($278,413,902 ÷ 31,173,309 shares)		$8.93
Class K6 :
Net Asset Value, offering price and redemption price per share ($103,427,917 ÷ 11,522,758 shares)		$8.98
Class I :
Net Asset Value, offering price and redemption price per share ($39,089,059 ÷ 4,389,617 shares)		$8.90
Class Z :
Net Asset Value, offering price and redemption price per share ($15,201,542 ÷ 1,704,529 shares)		$8.92
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended September 30, 2025
Investment Income
Dividends		$3,460,375
Interest		7,127,103
Income from Fidelity Central Funds (including $5,939 from security lending)		17,254,181
Total income		27,841,659
Expenses
Management fee	$3,291,988
Distribution and service plan fees	188,709
Custodian fees and expenses	80,298
Independent trustees' fees and expenses	1,218
Registration fees	126,311
Audit fees	123,084
Legal	1,410
Miscellaneous	1,563
Total expenses before reductions	3,814,581
Expense reductions	(402,972)
Total expenses after reductions		3,411,609
Net Investment income (loss)		24,430,050
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $14,135)	2,275,994
Fidelity Central Funds	(2,597,875)
Foreign currency transactions	(24,530)
Total net realized gain (loss)		(346,411)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $50,915)	6,387,154
Fidelity Central Funds	81,611
Assets and liabilities in foreign currencies	115
Total change in net unrealized appreciation (depreciation)		6,468,880
Net gain (loss)		6,122,469
Net increase (decrease) in net assets resulting from operations		$30,552,519
Statement of Changes in Net Assets

	Year ended September 30, 2025	Year ended September 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,430,050	$24,222,384
Net realized gain (loss)	(346,411)	(7,292,421)
Change in net unrealized appreciation (depreciation)	6,468,880	35,394,339
Net increase (decrease) in net assets resulting from operations	30,552,519	52,324,302
Distributions to shareholders	(22,545,893)	(26,735,852)

Share transactions - net increase (decrease)	(25,520,568)	(63,313,396)
Total increase (decrease) in net assets	(17,513,942)	(37,724,946)

Net Assets
Beginning of period	506,480,321	544,205,267
End of period	$488,966,379	$506,480,321

Financial Highlights
Fidelity Advisor® Strategic Real Return Fund Class A

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$8.73	$8.29	$8.53	$9.42	$8.07
Income from Investment Operations
Net investment income (loss) A,B	.407	.379	.358	.719	.568
Net realized and unrealized gain (loss)	.117	.475	.050	(1.078) C	.950
Total from investment operations	.524	.854	.408	(.359)	1.518
Distributions from net investment income	(.374)	(.414)	(.648)	(.531)	(.168)
Total distributions	(.374)	(.414)	(.648)	(.531)	(.168)
Net asset value, end of period	$8.88	$8.73	$8.29	$8.53	$9.42
Total Return D,E	6.28%	10.70%	4.93%	(4.09)% C	19.05%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.04%	1.04%	1.05%	1.06%	1.11%
Expenses net of fee waivers, if any	.95%	.95%	.95%	.96%	1.00%
Expenses net of all reductions, if any	.95%	.95%	.95%	.96%	1.00%
Net investment income (loss)	4.74%	4.53%	4.26%	7.81%	6.40%
Supplemental Data
Net assets, end of period (000 omitted)	$39,191	$45,775	$54,548	$76,811	$37,357
Portfolio turnover rate H	29%	23%	29%	32%	13%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (4.12)%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Strategic Real Return Fund Class M

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$8.74	$8.30	$8.54	$9.43	$8.07
Income from Investment Operations
Net investment income (loss) A,B	.407	.379	.359	.721	.567
Net realized and unrealized gain (loss)	.117	.476	.050	(1.080) C	.960
Total from investment operations	.524	.855	.409	(.359)	1.527
Distributions from net investment income	(.374)	(.415)	(.649)	(.531)	(.167)
Total distributions	(.374)	(.415)	(.649)	(.531)	(.167)
Net asset value, end of period	$8.89	$8.74	$8.30	$8.54	$9.43
Total Return D,E	6.27%	10.70%	4.94%	(4.09)% C	19.17%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.05%	1.05%	1.06%	1.06%	1.12%
Expenses net of fee waivers, if any	.95%	.95%	.95%	.96%	1.00%
Expenses net of all reductions, if any	.95%	.95%	.95%	.96%	1.00%
Net investment income (loss)	4.74%	4.53%	4.26%	7.81%	6.40%
Supplemental Data
Net assets, end of period (000 omitted)	$7,268	$7,473	$8,796	$11,557	$7,293
Portfolio turnover rate H	29%	23%	29%	32%	13%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (4.12)%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Strategic Real Return Fund Class C

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$8.57	$8.15	$8.39	$9.28	$7.95
Income from Investment Operations
Net investment income (loss) A,B	.336	.311	.290	.639	.491
Net realized and unrealized gain (loss)	.112	.459	.055	(1.057) C	.946
Total from investment operations	.448	.770	.345	(.418)	1.437
Distributions from net investment income	(.308)	(.350)	(.585)	(.472)	(.107)
Total distributions	(.308)	(.350)	(.585)	(.472)	(.107)
Net asset value, end of period	$8.71	$8.57	$8.15	$8.39	$9.28
Total Return D,E	5.44%	9.77%	4.22%	(4.78)% C	18.24%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.78%	1.78%	1.80%	1.79%	1.88%
Expenses net of fee waivers, if any	1.70%	1.70%	1.70%	1.71%	1.75%
Expenses net of all reductions, if any	1.70%	1.70%	1.70%	1.71%	1.75%
Net investment income (loss)	3.99%	3.78%	3.51%	7.07%	5.65%
Supplemental Data
Net assets, end of period (000 omitted)	$6,375	$8,029	$10,720	$13,730	$4,549
Portfolio turnover rate H	29%	23%	29%	32%	13%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (4.81)%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Strategic Real Return Fund

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$8.78	$8.34	$8.58	$9.47	$8.10
Income from Investment Operations
Net investment income (loss) A,B	.430	.402	.382	.749	.593
Net realized and unrealized gain (loss)	.117	.474	.050	(1.087) C	.965
Total from investment operations	.547	.876	.432	(.338)	1.558
Distributions from net investment income	(.397)	(.436)	(.672)	(.552)	(.188)
Total distributions	(.397)	(.436)	(.672)	(.552)	(.188)
Net asset value, end of period	$8.93	$8.78	$8.34	$8.58	$9.47
Total Return D	6.53%	10.93%	5.21%	(3.85)% C	19.51%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.77%	.78%	.79%	.78%	.85%
Expenses net of fee waivers, if any	.70%	.70%	.70%	.71%	.75%
Expenses net of all reductions, if any	.70%	.70%	.70%	.71%	.75%
Net investment income (loss)	4.99%	4.78%	4.51%	8.06%	6.64%
Supplemental Data
Net assets, end of period (000 omitted)	$278,414	$273,820	$260,909	$387,040	$236,076
Portfolio turnover rate G	29%	23%	29%	32%	13%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (3.88)%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Strategic Real Return Fund Class K6

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$8.82	$8.37	$8.60	$9.48	$8.11
Income from Investment Operations
Net investment income (loss) A,B	.449	.420	.398	.760	.616
Net realized and unrealized gain (loss)	.124	.479	.054	(1.082) C	.948
Total from investment operations	.573	.899	.452	(.322)	1.564
Distributions from net investment income	(.413)	(.449)	(.682)	(.558)	(.194)
Total distributions	(.413)	(.449)	(.682)	(.558)	(.194)
Net asset value, end of period	$8.98	$8.82	$8.37	$8.60	$9.48
Total Return D	6.82%	11.18%	5.44%	(3.68)% C	19.57%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.64%	.64%	.65%	.66%	.69%
Expenses net of fee waivers, if any	.51%	.51%	.51%	.52%	.56%
Expenses net of all reductions, if any	.51%	.51%	.51%	.52%	.56%
Net investment income (loss)	5.18%	4.97%	4.70%	8.25%	6.83%
Supplemental Data
Net assets, end of period (000 omitted)	$103,428	$107,717	$101,688	$99,831	$20,606
Portfolio turnover rate G	29%	23%	29%	32%	13%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (3.71)%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Strategic Real Return Fund Class I

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$8.76	$8.32	$8.55	$9.44	$8.08
Income from Investment Operations
Net investment income (loss) A,B	.429	.401	.381	.741	.594
Net realized and unrealized gain (loss)	.108	.474	.060	(1.079) C	.955
Total from investment operations	.537	.875	.441	(.338)	1.549
Distributions from net investment income	(.397)	(.435)	(.671)	(.552)	(.189)
Total distributions	(.397)	(.435)	(.671)	(.552)	(.189)
Net asset value, end of period	$8.90	$8.76	$8.32	$8.55	$9.44
Total Return D	6.43%	10.94%	5.33%	(3.86)% C	19.45%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.78%	.78%	.79%	.79%	.83%
Expenses net of fee waivers, if any	.70%	.70%	.70%	.71%	.75%
Expenses net of all reductions, if any	.70%	.70%	.70%	.71%	.75%
Net investment income (loss)	4.99%	4.78%	4.51%	8.07%	6.64%
Supplemental Data
Net assets, end of period (000 omitted)	$39,089	$41,478	$66,743	$185,361	$49,988
Portfolio turnover rate G	29%	23%	29%	32%	13%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (3.89)%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Strategic Real Return Fund Class Z

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$8.77	$8.32	$8.56	$9.45	$8.08
Income from Investment Operations
Net investment income (loss) A,B	.437	.408	.389	.755	.610
Net realized and unrealized gain (loss)	.113	.483	.051	(1.087) C	.952
Total from investment operations	.550	.891	.440	(.332)	1.562
Distributions from net investment income	(.400)	(.441)	(.680)	(.558)	(.192)
Total distributions	(.400)	(.441)	(.680)	(.558)	(.192)
Net asset value, end of period	$8.92	$8.77	$8.32	$8.56	$9.45
Total Return D	6.58%	11.14%	5.32%	(3.79)% C	19.61%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.68%	.69%	.69%	.70%	.73%
Expenses net of fee waivers, if any	.61%	.61%	.61%	.62%	.66%
Expenses net of all reductions, if any	.61%	.61%	.61%	.62%	.66%
Net investment income (loss)	5.08%	4.87%	4.60%	8.15%	6.73%
Supplemental Data
Net assets, end of period (000 omitted)	$15,202	$22,188	$40,802	$87,627	$56,997
Portfolio turnover rate G	29%	23%	29%	32%	13%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (3.82)%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended September 30, 2025

1. Organization.
Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Strategic Real Return, Class K6, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands	.01%
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	.01%
Fidelity Real Estate Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.		Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities and commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of September 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may result in negative Interest and may have a significant impact on the Fund's distributions. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$25,554,618
Gross unrealized depreciation	(24,664,373)
Net unrealized appreciation (depreciation)	$890,245
Tax Cost	$486,119,825

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$8,441,706
Capital loss carryforward	$(299,351,605)
Net unrealized appreciation (depreciation) on securities and other investments	$890,897

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(29,001,416)
Long-term	(270,350,189)
Total capital loss carryforward	$(299,351,605)

The tax character of distributions paid was as follows:

	September 30, 2025	September 30, 2024
Ordinary Income	$22,545,893	$ 26,735,852

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Strategic Real Return Fund	106,909,563	126,486,522
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.72
Class M	.73
Class C	.71
Strategic Real Return	.72
Class K6	.57
Class I	.71
Class Z	.61

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.72
Class M	.73
Class C	.71
Strategic Real Return	.70
Class K6	.57
Class I	.71
Class Z	.61

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	100,056	1,556
Class M	- %	.25%	18,217	27
Class C	.75%	.25%	70,436	4,149
			188,709	5,732

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	3,130
Class M	350
Class C A	173
3,653

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Strategic Real Return Fund	1,698

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Strategic Real Return Fund	6,690,012	6,322,035	778,736
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Strategic Real Return Fund	701
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Strategic Real Return Fund	641	-	-
8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through January 31, 2027. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	.95%	35,113
Class M	.95%	7,114
Class C	1.70%	5,463
Strategic Real Return	.70%	184,874
Class K6	.51%	126,668
Class I	.70%	32,011
Class Z	.61%	11,729
		402,972
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended September 30, 2025	Year ended September 30, 2024
Fidelity Strategic Real Return Fund
Distributions to shareholders
Class A	$1,801,959	$2,510,476
Class M	316,798	407,512
Class C	267,954	411,406
Strategic Real Return	12,634,713	13,480,924
Class K6	4,767,612	5,251,921
Class I	1,878,610	2,944,588
Class Z	878,247	1,729,025
Total	$22,545,893	$26,735,852
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended September 30, 2025	Year ended September 30, 2024	Year ended September 30, 2025	Year ended September 30, 2024
Fidelity Strategic Real Return Fund
Class A
Shares sold	588,699	406,581	$5,045,858	$3,392,714
Reinvestment of distributions	208,064	299,610	1,763,619	2,463,070
Shares redeemed	(1,624,893)	(2,042,394)	(13,903,309)	(17,003,226)
Net increase (decrease)	(828,130)	(1,336,203)	$(7,093,832)	$(11,147,442)
Class M
Shares sold	38,608	27,288	$331,236	$227,735
Reinvestment of distributions	37,001	48,941	313,833	403,020
Shares redeemed	(112,776)	(280,890)	(970,673)	(2,342,432)
Net increase (decrease)	(37,167)	(204,661)	$(325,604)	$(1,711,677)
Class C
Shares sold	123,891	67,376	$1,041,973	$549,443
Reinvestment of distributions	32,138	50,514	267,693	407,771
Shares redeemed	(361,089)	(497,338)	(3,046,742)	(4,065,231)
Net increase (decrease)	(205,060)	(379,448)	$(1,737,076)	$(3,108,017)
Strategic Real Return
Shares sold	7,447,568	8,945,463	$64,118,345	$75,090,924
Reinvestment of distributions	1,364,652	1,463,305	11,613,303	12,112,895
Shares redeemed	(8,814,587)	(10,519,295)	(75,870,129)	(87,979,127)
Net increase (decrease)	(2,367)	(110,527)	$(138,481)	$(775,308)
Class K6
Shares sold	3,327,349	3,163,842	$28,589,667	$26,702,288
Reinvestment of distributions	557,101	631,597	4,767,612	5,251,921
Shares redeemed	(4,568,494)	(3,732,609)	(39,483,184)	(31,443,297)
Net increase (decrease)	(684,044)	62,830	$(6,125,905)	$510,912
Class I
Shares sold	2,159,148	2,506,316	$18,569,704	$21,120,247
Reinvestment of distributions	218,895	354,271	1,860,949	2,916,975
Shares redeemed	(2,723,887)	(6,150,817)	(23,467,597)	(51,394,364)
Net increase (decrease)	(345,844)	(3,290,230)	$(3,036,944)	$(27,357,142)
Class Z
Shares sold	553,739	654,545	$4,786,745	$5,481,728
Reinvestment of distributions	88,654	176,982	752,891	1,456,757
Shares redeemed	(1,468,688)	(3,203,677)	(12,602,362)	(26,663,207)
Net increase (decrease)	(826,295)	(2,372,150)	$(7,062,726)	$(19,724,722)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Strategic Real Return Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of September 30, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 12, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 21.90% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $17,980,256 of distributions paid in the calendar year 2024 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $17,564,672 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

Class A designates 2%, 8%, and 8%; Class M designates 2%, 8%, and 8%; Class C designates 2%, 12%, and 10%; Strategic Real Return designates 2%, 7%, and 7%; Class K6 designates 2%, 7%, and 7%; Class I designates 2%, 7%, and 7%; and Class Z designates 2%, 7%, and 7%; of the dividends distributed in December 2024, April 2025, and July 2025, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 8.85%, 18.35%, and 17.43%; Class M designates 8.85%, 18.00%, and 17.43%; Class C designates 10.13%, 27.26%, and 21.54%; Strategic Real Return designates 8.45%, 16.45%, and 16.50%; Class K6 designates 8.21%, 15.39%, and 15.83%; Class I designates 8.52%, 16.45%, and 16.16%; and Class Z designates 8.33%, 16.17%, and 16.50%; of the dividends distributed in December, April and July, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Class A designates 2.30%, 26.47%, and 25.14%; Class M designates 2.30%, 25.97%, and 25.14%; Class C designates 2.63%, 39.33%, and 31.08%; Strategic Real Return designates 2.20%, 23.73%, and 23.80%; Class K6 designates 2.14%, 22.20%, and 22.83%; Class I designates 2.22%, 23.73%, and 23.31%; and Class Z designates 2.17%, 23.33%, and 23.80%; of the dividends distributed in December 2024, April 2025, and July 2025, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Strategic Real Return Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity and Geode, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, such as size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by Fidelity under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against one or more appropriate indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the representative class of the fund (the retail class), the Board considered the effective management fee rate for the retail class from March 2024 to December 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the retail class of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the retail class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the retail class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the retail class of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures. The Board also reviewed information about any share classes with above median management fees or total expense ratios.
The information provided to the Board indicated that the management fee rate of the retail class of the fund ranked above the competitive median of the total peer group for 2024 and above the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund's retail class ranked above the competitive median of the total peer group for 2024 and above the competitive median of the asset-sized peer group for 2024.
The Board considered that the fund has a unified management fee that covers expenses beyond portfolio management, unlike the majority of funds within the total peer group. The Board noted that, although total expenses ranked above the total expense asset size peer group median, Fidelity believes the fees charged are reasonable for the overall value of services shareholders receive.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
The Board also considered that the total expenses for Class C of the fund ranked in the 4th quartile of the total peer group. The Board noted that Class C has a 1.00% 12b-1 fee, while Lipper's level load definition is broad and includes both traditionally priced (1.00%) 12b-1 fee classes and funds without sales loads that have relatively lower distribution and service fees.
The Board also considered that the total expenses for Class I of the fund ranked in the 3rd quartile of the total peer group. The Board noted that Lipper categorizes Class I as institutional load, but Fidelity's Class I has no investment minimum, unlike many institutional load funds. The Board further noted that Lipper's institutional load classification includes classes with a range of investment minimums, 12b-1 fees and distribution methods, and that funds with higher investment minimums tend to have lower total expenses. In information provided to the Board, Fidelity stated that it believes Class I is generally more comparable to retail no-load funds and classes, which tend to have similar investment minimums.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, Class Z, the retail class, and Class K6 of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 0.95%, 0.95%, 1.70%, 0.70%, 0.61%, 0.70%, and 0.51% through January 31, 2025.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the funds, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of the fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based  on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the lineup of the Fidelity funds; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.814960.120
RRS-ANN-1125

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	November 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	November 20, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	November 20, 2025